PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Actuarial Assumptions (Details)	Jun. 30, 2022	Dec. 31, 2021
Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.95%	0.15%
U.S. | Hourly pension | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.60%	2.80%
U.S. | Hourly pension | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.70%	2.95%
U.S. | Salaried pension
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.60%	2.85%
U.S. | OPEB | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.60%	2.85%
U.S. | OPEB | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.70%	2.95%
U.S. | Other benefits | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.45%	2.60%
U.S. | Other benefits | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.60%	2.85%
France | Retirements
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.20%	1.00%
France | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.10%	0.90%
Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.20%	1.05%